Condensed financial information of the parent company - Schedule of Parent Company Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Class A Ordinary Share [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized (in Shares)	450,000,000	450,000,000
Ordinary share, shares issued (in Shares)	1,835,000	1,835,000
Ordinary share, shares outstanding (in Shares)	1,835,000	1,835,000
Class B Ordinary Share [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized (in Shares)	50,000,000	50,000,000
Ordinary share, shares issued (in Shares)	8,560,000	8,560,000
Ordinary share, shares outstanding (in Shares)	8,560,000	8,560,000